T. ROWE PRICE International Value Equity Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.5%
Common Stocks 1.5%
BHP Group  6,411,613 161,927
Downer EDI  17,744,710 78,247
Total Australia (Cost $234,059) 240,174
AUSTRIA 2.6%
Common Stocks 2.6%
BAWAG Group  1,948,758 245,948
Erste Group Bank  955,261 87,353
OMV  1,389,636 70,772
Total Austria (Cost $180,963) 404,073
BRAZIL 0.7%
Common Stocks 0.7%
B3  29,823,175 66,894
Multiplan Empreendimentos Imobiliarios  7,880,858 35,439
Total Brazil (Cost $101,191) 102,333
CANADA 2.7%
Common Stocks 2.7%
BRP  1,000,845 50,606
Cenovus Energy  8,739,045 133,016
Definity Financial  1,425,881 76,820
Great-West Lifeco  1,924,302 72,258
Magna International (USD) (1) 252,583 10,356
National Bank of Canada  680,710 70,807
Total Canada (Cost $345,921) 413,863
CHINA 1.2%
Common Stocks 1.2%
Alibaba Group Holding (HKD)  9,136,460 137,365
Baidu, Class A (HKD) (2) 3,375,256 36,930
Fosun International (HKD)  29,865,500 20,610
Total China (Cost $226,332) 194,905

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 1.0%
Common Stocks 1.0%
Sampo, Class A  8,347,205 89,596
Stora Enso, Class R  5,781,523 59,489
Total Finland (Cost $115,249) 149,085
FRANCE 12.3%
Common Stocks 12.3%
Airbus  1,006,535 202,369
Alstom (2) 3,171,022 74,381
ArcelorMittal  2,254,141 70,275
AXA  5,092,943 247,360
BNP Paribas  1,974,973 180,075
Cie de Saint-Gobain  1,106,345 126,917
Dassault Aviation  231,316 72,022
Edenred  3,304,728 94,377
Engie  4,558,612 102,469
Forvia (2) 2,178,878 27,701
Sanofi  2,454,911 220,379
Societe Generale  2,478,456 158,196
TotalEnergies  4,324,704 257,171
Vinci  556,980 77,369
Total France (Cost $1,442,617) 1,911,061
GERMANY 6.9%
Common Stocks 6.4%
BASF  992,068 48,621
Covestro (2) 1,187,949 80,509
Daimler Truck Holding  1,756,595 85,450
Deutsche Post  1,700,755 76,204
Deutsche Telekom  4,825,741 173,080
Heidelberg Materials  622,327 143,567
KION Group  975,007 59,938
Mercedes-Benz Group  1,003,012 56,791
Puma  993,467 21,000
Siemens  864,715 220,246
Springer Nature  1,166,210 24,964
990,370

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.5%
Volkswagen  821,869 85,939
85,939
Total Germany (Cost $775,630) 1,076,309
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  10,084,800 94,032
CK Hutchison Holdings  9,330,000 60,729
Galaxy Entertainment Group  13,745,000 67,030
Hongkong Land Holdings (USD)  9,710,303 58,657
Samsonite Group (1) 12,381,000 25,254
Wharf Real Estate Investment  7,468,000 23,710
Total Hong Kong (Cost $328,892) 329,412
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank  1,021,012 82,851
Total Hungary (Cost $35,358) 82,851
INDIA 0.4%
Common Stocks 0.4%
ICICI Bank, ADR (USD)  1,913,357 64,480
Total India (Cost $22,522) 64,480
INDONESIA 0.3%
Common Stocks 0.3%
Bank Rakyat Indonesia Persero  204,535,600 45,802
Total Indonesia (Cost $48,270) 45,802
IRELAND 0.5%
Common Stocks 0.5%
Ryanair Holdings, ADR (USD)  1,191,758 74,211
Total Ireland (Cost $51,396) 74,211

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 5.3%
Common Stocks 5.3%
Enel  18,857,176 166,288
Generali  3,210,361 119,765
Leonardo  2,980,918 160,681
Stellantis  3,953,224 34,783
UniCredit  4,616,015 339,618
Total Italy (Cost $423,344) 821,135
JAPAN 16.4%
Common Stocks 16.4%
Asahi Group Holdings  7,248,800 91,959
Fujitsu  4,417,900 96,239
Hitachi  5,837,800 178,641
Isetan Mitsukoshi Holdings (1) 3,732,800 52,754
KDDI  6,508,400 106,813
Kubota  2,926,600 32,820
MatsukiyoCocokara  3,506,500 72,005
Minebea Mitsumi (1) 3,673,300 57,812
Mitsubishi Electric  5,220,500 117,421
Mitsubishi Estate  7,397,300 138,495
Mitsubishi UFJ Financial Group  16,241,200 223,849
Mitsui Fudosan  9,167,900 81,945
Nippon Sanso Holdings  1,761,300 62,339
Nippon Steel  2,695,300 51,906
Niterra  1,279,500 44,109
Open House Group  1,023,700 45,268
ORIX  4,377,000 98,321
Persol Holdings  37,171,400 71,051
Renesas Electronics  10,783,900 131,165
Resona Holdings  8,818,300 80,282
Seven & i Holdings  7,905,200 104,216
Stanley Electric  1,025,400 19,339
SUMCO (1) 3,335,900 26,089
Sumitomo  2,661,300 68,022
Taiheiyo Cement  2,124,700 51,921
Takeda Pharmaceutical  3,871,400 106,347
Toyota Motor  11,764,900 209,269
Unicharm (1) 13,296,000 91,970

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Yamaha  5,234,200 37,724
Total Japan (Cost $1,961,553) 2,550,091
NETHERLANDS 7.3%
Common Stocks 7.3%
ABN AMRO Bank, CVA  2,966,043 85,744
AerCap Holdings (USD)  734,965 78,825
Akzo Nobel  942,712 59,204
ASML Holding  169,241 117,297
ASR Nederland  1,044,239 69,362
Heineken (1) 1,148,444 90,143
ING Groep  11,017,097 256,758
Koninklijke Philips  6,434,724 168,045
Prosus  2,523,519 144,158
Signify  2,560,379 61,251
Total Netherlands (Cost $850,847) 1,130,787
PORTUGAL 1.7%
Common Stocks 1.7%
Banco Comercial Portugues, Class R  120,380,715 98,850
Galp Energia  6,821,154 130,252
Jeronimo Martins  1,675,254 40,839
Total Portugal (Cost $159,596) 269,941
SINGAPORE 0.7%
Common Stocks 0.7%
United Overseas Bank  4,131,636 114,788
Total Singapore (Cost $66,939) 114,788
SOUTH KOREA 2.8%
Common Stocks 2.8%
Hyundai Motor  227,562 34,618
KB Financial Group  827,818 65,769
KT, ADR (USD)  4,422,684 89,294
LG Chem  161,442 34,711
Samsung Electronics  4,066,043 207,222
Total South Korea (Cost $326,427) 431,614

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 2.3%
Common Stocks 2.3%
Essity, Class B  3,650,179 90,004
Millicom International Cellular (USD)  2,320,488 93,168
Swedbank, Class A  3,500,839 93,221
Telefonaktiebolaget LM Ericsson, Class B  10,605,414 77,033
Total Sweden (Cost $305,064) 353,426
SWITZERLAND 3.2%
Common Stocks 3.2%
Julius Baer Group  1,026,662 69,469
Novartis  1,087,431 123,844
Roche Holding  694,501 216,735
Sandoz Group  1,641,193 93,858
Total Switzerland (Cost $337,692) 503,906
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing  4,713,000 181,447
Total Taiwan (Cost $24,681) 181,447
UNITED KINGDOM 22.2%
Common Stocks 22.2%
Admiral Group  921,121 41,521
AstraZeneca, ADR (USD)  4,487,452 327,988
Aviva  13,464,796 115,043
Barclays  41,575,188 203,221
BP  32,181,311 172,501
British American Tobacco  1,866,387 99,996
BT Group  40,652,410 111,023
Bunzl  2,806,229 83,282
GSK, ADR (USD) (1) 3,273,573 121,613
HSBC Holdings  17,571,429 214,072
Imperial Brands  5,335,633 207,980
Informa  8,267,699 94,542
Investec  7,359,441 54,437
Lloyds Banking Group  136,839,821 140,322

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Marks & Spencer Group  11,921,020 54,748
National Grid  9,056,794 127,267
Prudential  11,427,233 144,968
Rolls-Royce Holdings  30,492,117 432,774
Segro  8,803,867 75,033
Smiths Group  2,686,736 83,225
SSE  3,612,856 88,559
Standard Chartered  8,126,044 145,676
Taylor Wimpey  33,182,248 44,646
Unilever  3,740,736 217,039
WPP  10,865,678 58,831
Total United Kingdom (Cost $2,448,736) 3,460,307
UNITED STATES 0.5%
Common Stocks 0.5%
Amcor  8,672,364 81,087
Total United States (Cost $82,020) 81,087
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 495,801,479 495,801
Total Short-Term Investments (Cost $495,801) 495,801
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 135,277,149 135,277
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 135,277
Total Securities Lending Collateral (Cost $135,277) 135,277
Total Investments in Securities  100.4%
(Cost $11,526,377) $ 15,618,166
Other Assets Less Liabilities (0.4)% (69,769)
Net Assets 100.0% $ 15,548,397

T. ROWE PRICE International Value Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/15/25 JPY 18,837,891 USD 129,652 $ (4,524)
HSBC Bank 8/15/25 JPY 18,099,151 USD 124,159 (3,938)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8,462)

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 10,847++
Totals $ —# $ — $ 10,847+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 438,520  ¤  ¤ $ 631,078
Total $ 631,078^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10,847 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $631,078.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F127-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 941,022 $ 13,960,127 $ — $ 14,901,149
Preferred Stocks — 85,939 — 85,939
Short-Term Investments 495,801 — — 495,801
Securities Lending Collateral 135,277 — — 135,277
Total $ 1,572,100 $ 14,046,066 $ — $ 15,618,166
Liabilities
Forward Currency Exchange
Contracts $ — $ 8,462 $ — $ 8,462